Summary of Significant Accounting Policies (Details) - Schedule of Financial Asset Carried at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 496,122	$ 5,835,377
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments	496,122	5,611,815
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments		223,562
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Financial Asset Carried at Fair Value on a Recurring Basis [Line Items]
Short-term investments